Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax provision (benefit)
For the Years Ended December 31,
	2019	2018
Federal:
Current	$—	$—
Deferred	—	—

State and local:
Current	—	—
Deferred	—	—

Schedule of net deferred tax assets
	2019	2018
Deferred Tax Assets:
NOL Carryover	$1,195,800	$944,000
Payroll accrual	7,500	9,000
Allowance for Doubtful Accounts	10,300	12,000
Related party accrual	145,900	213,000
Depreciation and amortization	253,327	-
Less valuation allowance	(1,612,827)	(1,178,000)
Net deferred tax assets	$—	$—

Schedule of income tax provision

	2019	2018
Book loss	$(282,000)	$(292,600)
State taxes	(81,000)	(138,500)
Meals and entertainment	1,200	6,800
Stock options	71,600	60,000
Other nondeductible expenses	—	4,300
Other adjustments	53,481	—
Adjustment to deferred tax assets	(198,108)	—
Valuation allowance	434,827	360,000
	$—	$—